Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (419,000)	$ (1,798,000)	$ (2,271,000)	$ (1,581,000)	$ (2,217,000)	$ (3,852,000)	$ (6,200,000)	$ (5,905,000)	$ (41,300,000)	$ (43,500,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation					376,000	422,000	1,093,000	1,279,000
Amortization of debt discount						2,061,000	2,066,000	1,732,000
Amortization of debt issuance costs						12,000	12,000	9,000
Non-cash interest expense						102,000	102,000	4,000
Changes in operating assets and liabilities:
Income tax receivable					(151,000)	(144,000)	(31,000)	50,000
Prepaid expenses and other current assets					7,000	17,000	(174,000)	25,000
Accounts payable					(14,000)	(12,000)	301,000	360,000
Accrued liabilities					23,000	(20,000)	92,000	59,000
Net cash used in operating activities					(1,976,000)	(1,414,000)	(2,739,000)	(2,387,000)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants net of offering costs of $2					1,746,000		3,160,000	2,328,000
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7						810,000	810,000	1,329,000
Proceeds from payroll protection loan					103,000
Repayment of demand note						(25,000)	(25,000)
Repayments of term debt					(53,000)	(55,000)	(161,000)	(14,000)
Net cash provided by financing activities					1,796,000	730,000	3,784,000	3,643,000
Effect of exchange rate changes on cash					(4,000)		(1,000)	(3,000)
Net change in cash					(184,000)	(684,000)
Cash at beginning of period		$ 2,449,000		1,405,000	2,449,000	1,405,000	1,405,000
Cash at end of period	$ 2,265,000		$ 721,000		2,265,000	721,000	2,449,000	1,405,000	$ 2,449,000	$ 2,265,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest					4,000	8,000	14,000	67,000
Supplemental disclosure of non-cash transactions:
Warrants issued for future services					228,000
Beneficial conversion feature on convertible notes						353,000	353,000	716,000
Warrants issued with convertible notes						419,000
Common stock converted into convertible notes payable				$ 25,000		25,000	25,000
Conversion of convertible notes payable and accrued interest into common stock						2,281,000	2,281,000
Issuance of unsecured promissory note in exchange of vendor accounts payable						$ 742,000	$ 742,000